LORD ABBETT TRUST I

90 Hudson Street
Jersey City, New Jersey 07302-3979

September 28, 2020

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549-4720

Re:	Lord Abbett Trust I (the “Registrant”)
1933 Act File No. 333-60304
1940 Act File No. 811-10371

Dear Sir or Madam:

Transmitted for filing on behalf of the Registrant, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and pursuant to the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed for the purpose of adding Lord Abbett Mid Cap Innovation Growth Fund as a new series of the Registrant.

Before the designated effective date, the Registrant intends to file another Post-Effective Amendment that will update certain other information contained in the Registration Statement that is permitted to be included in such an amendment by Rule 485(b) under the Securities Act.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2966.

Sincerely,

/s/ Pamela Chen
Pamela Chen
Vice President and Assistant Secretary
Lord Abbett Funds